UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment [  ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Train, Babcock Advisors LLC
Address: 	100 PARK AVENUE, 27TH FLOOR
		NEW YORK, NY  10017-5537



Form 13F File Number:  28-02669

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  John Rogicki
Title: Chief Compliance Officer
Phone: (212) 451-3402

Signature, Place, and Date of Signing:


    John Rogicki        New York, NY                  January 24, 2013
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   none
                                                  -----------------------

Form 13F Information Table Entry Total:             100
                                                  -----------------------

Form 13F Information Table Value Total:            227803 (X1000)
 (x1000)
                                                  -----------------------


List of Other Included Managers:


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101      898     9672 SH       Sole                     9672
ABBOTT LABORATORIES            COM              002824100      812    12390 SH       Sole                    12390
ACCENTURE PLC                  COM              G1151C101     8743   131478 SH       Sole                   131478
AETNA INC NEW                  COM              00817Y108      370     8000 SH       Sole                     8000
ALTRIA GROUP INC               COM              02209S103      267     8500 SH       Sole                     8500
AMETEK INC NEW                 COM              031100100      268     7125 SH       Sole                     7125
APPLE INC                      COM              037833100     9628    18091 SH       Sole                    18091
ATANDT INC                     COM              00206R102      516    15310 SH       Sole                    15310
BAIDU.COM ADR                  COM              056752108     1785    17802 SH       Sole                    17802
BECTON DICKINSON AND CO        COM              075887109     3149    40277 SH       Sole                    40277
BERKSHIRE HATHAWAY INC-CL A    COM              084670108      268        2 SH       Sole                        2
BERKSHIRE HATHAWAY INC CL B    COM              084670702      548     6104 SH       Sole                     6104
BHP BILLITON LIMITED SPON ADR  COM              088606108     3616    46110 SH       Sole                    46110
BRISTOL-MYERS SQUIBB CO        COM              110122108      459    14088 SH       Sole                    14088
CATERPILLAR INC                COM              149123101      851     9500 SH       Sole                     9500
CENTENE CORP                   COM              15135B101     4960   120980 SH       Sole                   120980
CHECK POINT SOFTWARE TECH LTD  COM              M22465104     3288    69008 SH       Sole                    69008
CHEVRON CORP                   COM              166764100      691     6386 SH       Sole                     6386
COCA COLA CO                   COM              191216100      505    13920 SH       Sole                    13920
COMPANHIA DE BEBIDAS SPONS ADR COM              20441W203     5363   127710 SH       Sole                   127710
CORNING INC                    COM              219350105     5335   422709 SH       Sole                   422709
COVIDIEN PLC                   COM              G2554F113     6363   110208 SH       Sole                   110208
CSX CORP                       COM              126408103     1756    89025 SH       Sole                    89025
CVS CAREMARK CORP              COM              126650100     1993    41223 SH       Sole                    41223
DANAHER CORP DEL               COM              235851102     4384    78423 SH       Sole                    78423
DISCOVERY COMMUN SER A SERIES  COM              25470F104     3542    55803 SH       Sole                    55803
DOMINION RES INC VA NEW        COM              25746U109      295     5700 SH       Sole                     5700
DOVER CORP                     COM              260003108     5365    81649 SH       Sole                    81649
DSW INC CL A                   COM              23334L102     3831    58323 SH       Sole                    58323
EMC CORP                       COM              268648102     3048   120480 SH       Sole                   120480
EMERSON ELECTRIC CO.           COM              291011104      305     5761 SH       Sole                     5761
EXPRESS SCRIPTS HOLDING CO     COM              30219G108     5469   101275 SH       Sole                   101275
EXXON MOBIL CORP               COM              30231G102     9526   110061 SH       Sole                   110061
F5 NETWORKS INC                COM              315616102     1027    10575 SH       Sole                    10575
GOOGLE INC                     COM              38259P508     7269    10276 SH       Sole                    10276
HOME DEPOT INC                 COM              437076102      262     4237 SH       Sole                     4237
HUBBELL INC CLASS B            COM              443510201      431     5089 SH       Sole                     5089
IBM CORP                       COM              459200101     3448    18003 SH       Sole                    18003
INTEL CORP                     COM              458140100      326    15810 SH       Sole                    15810
JOHNSON AND JOHNSON CO         COM              478160104     2552    36407 SH       Sole                    36407
KRAFT FOODS GROUP INC          COM              50076Q106     2961    65121 SH       Sole                    65121
LABORATORY CORP AMER HLDGS COM COM              50540R409      288     3325 SH       Sole                     3325
M AND T BANK CORP              COM              55261F104      645     6550 SH       Sole                     6550
MAPP PHARMACEUTICALS INC       COM              56509R108      157    10050 SH       Sole                    10050
MCDONALDS CORP                 COM              580135101     4239    48051 SH       Sole                    48051
MCKESSON CORPORATION           COM              58155Q103     1745    18000 SH       Sole                    18000
MEAD JOHNSON NUTRITION CO-A    COM              582839106      248     3767 SH       Sole                     3767
MERCK AND CO INC               COM              58933Y105      314     7670 SH       Sole                     7670
METLIFE INC                    COM              59156R108     2255    68460 SH       Sole                    68460
MORGAN STANLEY                 COM              617446448     1710    89432 SH       Sole                    89432
NIKE INC CLASS B               COM              654106103      207     4020 SH       Sole                     4020
OLD SECOND BNCP INC DEL        COM              680277100       16    13000 SH       Sole                    13000
P P G INDUSTRIES INC           COM              693506107      812     6000 SH       Sole                     6000
PAYCHEX INC                    COM              704326107      606    19475 SH       Sole                    19475
PEABODY ENERGY CORP            COM              704549104     1367    51361 SH       Sole                    51361
PEPSICO INC                    COM              713448108      570     8333 SH       Sole                     8333
PFIZER INC.                    COM              717081103      504    20080 SH       Sole                    20080
PHILIP MORRIS INTERNATIONAL IN COM              718172109      811     9700 SH       Sole                     9700
POLO RESOURCES LTD ORD F LONDO COM              G6844A107       20   500000 SH       Sole                   500000
PROCTER AND GAMBLE CO          COM              742718109     4193    61765 SH       Sole                    61765
PUB SVC ENT GROUP INC          COM              744573106      220     7178 SH       Sole                     7178
PVH CORP                       COM              693656100     6695    60309 SH       Sole                    60309
QUALCOMM INC                   COM              747525103    10674   172555 SH       Sole                   172555
ROYAL DUTCH PLC ADR            COM              780259206     1211    17570 SH       Sole                    17570
SCHLUMBERGER LTD               COM              806857108     5835    84206 SH       Sole                    84206
STARWOOD HOTELS AND RESORTS    COM              85590A401     2856    49784 SH       Sole                    49784
STATE STREET CORP              COM              857477103     1161    24707 SH       Sole                    24707
TARGET CORP                    COM              87612E106      431     7280 SH       Sole                     7280
UNILEVER N V NY SHS NEWF N Y R COM              904784709     4021   105000 SH       Sole                   105000
UNITEDHEALTH GROUP INC         COM              91324P102     2530    46642 SH       Sole                    46642
VERIZON COMMUNICATIONS         COM              92343V104     6534   151002 SH       Sole                   151002
WALGREEN COMPANY               COM              931422109      259     6990 SH       Sole                     6990
WELLS FARGO AND CO NEW         COM              949746101     3429   100318 SH       Sole                   100318
WESTERN UNION COMPANY          COM              959802109      136    10000 SH       Sole                    10000
ENERGY SELECT SECTOR ETF       ETF              81369Y506     2871    40200 SH       Sole                    40200
GLOBAL X EXCH TRADED FD CHINA  ETF              37950E408      571    38425 SH       Sole                    38425
ISHARES MSCI EMERGING MARKET I ETF              464287234     1020    22995 SH       Sole                    22995
ISHARES RUSSELL MIDCAP VALUE I ETF              464287473      286     5700 SH       Sole                     5700
ISHARES TR DJ US HEALTHCR      ETF              464287762      317     3800 SH       Sole                     3800
ISHARES TR S&P 100 INDEX S & P ETF              464287101      223     3450 SH       Sole                     3450
MARKET VECTORS AGRIBUSINESS ET ETF              57060U605     5933   112448 SH       Sole                   112448
POWERSHARES QQQ TRUST UNIT SER ETF              73935A104     2451    37625 SH       Sole                    37625
PROSHS ULTRASHRT ETF NEW ULTRA ETF              74347B300      299     5534 SH       Sole                     5534
SECTOR SPDR CONSUMER FD SHARES ETF              81369Y407     2620    55225 SH       Sole                    55225
SECTOR SPDR INDL SELECT SHARES ETF              81369Y704     1579    41650 SH       Sole                    41650
SPDR S&P 500 ETF TRUST         ETF              78462F103     7628    53561 SH       Sole                    53561
SPDR S&P DIVIDEND ETF          ETF              78464A763     1611    27708 SH       Sole                    27708
SPDR S&P HOMEBUILDERS ETF      ETF              78464A888      232     8725 SH       Sole                     8725
SPDR S&P MIDCAP 400 ETF TRUST  ETF              78467Y107     2940    15832 SH       Sole                    15832
VANGUARD CNSMR DSCRTNARY       ETF              92204A108      296     3900 SH       Sole                     3900
VANGUARD FTSE EMERGING MARKETS ETF              922042858     7700   172913 SH       Sole                   172913
VANGUARD INDEX FDS MID CAP ETF ETF              922908629      796     9650 SH       Sole                     9650
VANGUARD INDUSTRIALS           ETF              92204A603     1138    15975 SH       Sole                    15975
VANGUARD INFO TECHNOLOGY       ETE              92204A702     1130    16350 SH       Sole                    16350
VANGUARD SMALL-CAP ETF         ETF              922908751     1295    16013 SH       Sole                    16013
WISDOMTREE TRUST EMERGING SMAL ETF              97717W281      363     7350 SH       Sole                     7350
AMERICAN CENTURY SMALL CAP GWT ETF              025083338      259    28799 SH       Sole                    28799
COLUMBIA ACORN INTL FD CL Z    ETF              197199813      324     7933 SH       Sole                     7933
HARBOR INTERNATIONAL FUND INST ETF              411511306      599     9637 SH       Sole                     9637
VANGUARD TOTAL INTL STK INDEX  ETF              921909602      150    10000 SH       Sole                    10000